NOTE 9 – WARRANTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 14, 2022	Nov. 14, 2022	Apr. 05, 2022
Class of Warrant or Right [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted			4,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.00
Class of Warrant or Right, Date from which Warrants or Rights Exercisable			Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value						$ 500,000
Option Indexed to Issuer's Equity, Settlement Alternatives			The Holder and the Company agreed that the Holder had the right and the obligation to exercise, on a cashless basis, $1,000,000 of the Options not later than October 15, 2022. Thereafter, the Holder shall undertake to exercise not less than (i) $400,000 of the Options on a “cash basis” not later than the later of (y) November 14, 2022 or (z) the date on which there is an effective registration statement permitting the issuance of the Option Shares to or resale of the Option Shares by the Holder and (ii) an additional $400,000 of the Options on a “cash basis” not later than the latest of (x) thirty (30) days following the exercise of the Option under subsection (i), above, (y) December 14, 2022, or (z) the date on which there is an effective registration statement permitting the issuance of the Option Shares to or resale of the Option Shares by the Holder. From and after the occurrence of the three above-referenced exercises, each additional exercise of Options hereunder shall be in an amount not less than $200,000 and exercised only on a cash basis.
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 400,000	$ 400,000
Apollo Management Group [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Call Feature		The Holder’s obligation to exercise each specified portion of this option on the specific dates above is subject to the volume-weighted average price (“VWAP”, market value), being not less than $0.20 per share on the relevant option exercise date. Adjusted option shares at VWAP of $0.20 shall be 48,000,000 shares.	The Holder’s obligation to exercise each specified portion of this option on the specific dates above is subject to the volume-weighted average price (“VWAP”, market value), being not less than $0.20 per share on the relevant option exercise date. Adjusted option shares at VWAP of $0.20 shall be 48,000,000 shares.